Finance income and costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance costs
Interest expense on bank borrowings	¥ (7,844)	¥ (8,897)	¥ (6,055)
Interest expense on other borrowings	(6,542)	(3,599)	(1,327)
Interest expense on convertible note			(4,144)
Interest expense on lease liabilities	(12,844)	(16,693)	(12,767)
Finance costs	(27,230)	(29,189)	(24,293)
Finance income
Interest income on short-term bank deposits	113	1,185	388
Finance costs-net	¥ (27,117)	¥ (28,004)	¥ (23,905)